FAIR VALUE (Details 4) - USD ($)	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Long-term investments [Line Items]
Fair value option investments	$ 10,523,000	$ 9,282,000	$ 3,080,000	$ 5,491,073
Available-for-sale investments	188,790,669	55,252,420	$ 23,894,500
Fair Value, Measurements, Recurring [Member]
Long-term investments [Line Items]
Fair value option investments	10,523,000	9,282,000
Available-for-sale investments	188,790,669	55,252,420
Total	199,313,669	64,534,420
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Long-term investments [Line Items]
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term investments [Line Items]
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Long-term investments [Line Items]
Fair value option investments	10,523,000	9,282,000
Available-for-sale investments	188,790,669	55,252,420
Total	$ 199,313,669	$ 64,534,420